CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	¥ 177,220	¥ 91,676	¥ 146,533
Change in cumulative translation adjustments:
Change in cumulative translation adjustments	204,507	107,058	122,468
Deferred income taxes	(1,161)	(145)	(946)
Total	203,346	106,913	121,522
Defined benefit pension plans:
Pension liability adjustment	18,475	16,422	(404)
Deferred income taxes	(5,813)	(4,793)	78
Total	12,662	11,629	(326)
Own credit adjustments:
Own credit adjustments	(91,001)	95,047	60,777
Deferred income taxes	18,565	(22,050)	(12,930)
Total	(72,436)	72,997	47,847
Total other comprehensive income	143,572	191,539	169,043
Comprehensive income	320,792	283,215	315,576
Less: Comprehensive income (loss) attributable to noncontrolling interests	13,399	(52)	6,463
Comprehensive income attributable to NHI shareholders	¥ 307,393	¥ 283,267	¥ 309,113